Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
1
15-Oct-2020
Payment Date
30-Sep-2020
1-Aug-2020
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 10/15/202
13-Oct-2020
Record Date
14-Oct-2020
22
15-Oct-2020
23-Sep-2020
30/360 Days
22
23-Sep-2020
15-Oct-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
157,000,000.00
Class A-1 Notes
324.020563
157,000,000.00
0.675979
50,871,228.40
106,128,771.60
420,000,000.00
Class A-2 Notes
0.000000
420,000,000.00
1.000000
0.00
420,000,000.00
345,000,000.00
Class A-3 Notes
0.000000
345,000,000.00
1.000000
0.00
345,000,000.00
88,120,000.00
Class A-4 Notes
0.000000
88,120,000.00
1.000000
0.00
88,120,000.00
1,010,120,000.00
Total Note Balance
1,010,120,000.00
50,871,228.40
959,248,771.60
Overcollateralization
171,309,810.94
183,846,401.23
Total Securitization Value
1,181,429,810.94
171,309,810.94
present value of lease payments
present value of Base Residual Value
1,181,429,810.94
1,143,095,172.83
672,872,831.98
671,341,634.56
510,088,176.38
510,088,176.38
470,222,340.85
671,341,634.56
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
171,309,810.94
14.50%
183,846,401.23
15.56%
Target Overcollateralization Amount
186,075,195.22
15.75%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.184160%
0.112542
50,888,897.53
324.133105
17,669.13
Class A-2 Notes
0.310000%
0.189444
79,566.67
0.189444
79,566.67
Class A-3 Notes
0.400000%
0.244444
84,333.33
0.244444
84,333.33
Class A-4 Notes
0.500000%
0.305556
26,925.56
0.305556
26,925.56
$51,079,723.09
Total
208,494.69

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
41,991,718.85
21,071.21
0.00
0.00
5,264.93
0.00
360.08
10,865,677.06
191,016.78
Total Exchange Note Payments
Available Funds ABS Notes
Available 2020-B Collections
53,048,772.77
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,122,358,320.39
1,122,358,320.39
1,084,023,682.28
51,079,723.09
51,079,723.09
Subtotal
53,048,412.69
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
208,494.69
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
50,871,228.40
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
51,079,723.09
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(0.51%)
1,969,049.68
0.00
349,801.68
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
50,729,921.41
Total Distribution
53,048,772.77
Distributions ABS Notes
Distribution on the Exchange Note
0.00
0.00
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
1,969,049.68
1,969,049.68
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
208,494.69
208,494.69
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
17,669.13
0.00
17,669.13
thereof on Class A-2 Notes
79,566.67
0.00
79,566.67
thereof on Class A-3 Notes
84,333.33
0.00
84,333.33
thereof on Class A-4 Notes
26,925.56
0.00
26,925.56
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
208,494.69
208,494.69
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
50,871,228.40
0.00
50,871,228.40
Principal Distribution Amount
50,871,228.40
50,871,228.40
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
5,907,149.05
0.00
5,907,149.05
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
321.34
38.74
38.74
38.74
360.08
5,907,149.05
0.00
Notice to Investors
Note 1:
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $157M (12.7%), Class A-2 Notes $420M (34.0%), Class A-3 Notes $345M (27.9%), Class A-4 Notes $88M (7.1%), Certificates $225M (18.2%), Total $1,235M
(100.0%*). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or
$61,737,872.59, according to Regulation RR.
*Percentages don't add up due to rounding.
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 2:
74 accounts with an outstanding securitization value of $3,069,987.53 did not have a monthly payment scheduled for the current Collection Period.
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 3:
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, initially estimated not to exceed three months and currently extended to a maximum of five months, with the deferred payments due at the end of the lease term.
In addition, the Servicer may grant lease extensions beyond the scheduled lease termination date and, in some cases, waivers of monthly payments during the extension period. The
Servicer will not consider a customer's contract to be delinquent as a result of any such deferral or waiver. The Servicer is also implementing a phased resumption of collection activities, including repossessions, that have been temporarily curtailed in response to the COVID-19 pandemic. Additional relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Pool Statistics
Securitization Value end of Collection Period
1,181,429,810.94
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
96.76%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
28,897
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
1,143,095,172.83
1,269,623.62
0.00
61,987.14
8,092,402.10
28,910,625.25
1,181,429,810.94
28,897
28,662
56.02%
775,726,981.78
769,187,228.73
6.68%
6.67%
26.09
12.29
Cumulative Turn-in Ratio
Aggregate Base Residual Value
11.38
27.02
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.41%
129.19%
Delinquency Profile
Delinquency Profile *
0.00%
0.00
91-120 Days Delinquent
28,630
26
6
1,135,544.51
1,141,666,469.83
293,158.49
100.00%
28,662
1,143,095,172.83
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.88%
Current
0.03%
0.10%
31-60 Days Delinquent
61-90 Days Delinquent
0
Delinquency Trigger
4.747%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.026%

Investor Report
Mercedes-Benz Auto Lease Trust 2020-B
Collection Period Ended

Amounts in USD
30-Sep-2020
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,268,712.19
31
0.00
1,333,552.46
Principal Net Credit Loss / (Gain)
(64,840.27)
1,268,712.19
(64,840.27)
31
1,333,552.46
0.00
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.033)%
(0.033)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
(2,091.62)
(0.005)%
NA
NA
NA
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
8,155,300.67
203
8,155,300.67
203
9,693,965.63
9,693,965.63
(1,538,664.96)
(1,538,664.96)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.794)%
(0.794)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.130)%
(7,579.63)
NA
NA
NA